SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details)	Aug. 31, 2022
Evo Air International Limited British Virgin Islands [Member]
Ownership percentage	100.00%
W K L Eco Earth Holdings Pte Ltd Singapore [Member] | EvoAir International Limited [Member]
Ownership percentage	100.00%
W K L Eco Earth Sdn Bhd Malaysia [Member] | W K L Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%
W K L Green Energy Sdn Bhd Malaysia [Member] | W K L Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%
Evo Air Manufacturing M Sdn Bhd Malaysia [Member] | W K L Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	67.50%
W K L Eco Earth Indochina Co Ltd Cambodia [Member] | W K L Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%
W K L Guanzhen Green Technology Guangzhou Co Ltd China [Member] | W K L Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%
Evo Air Marketing M Sdn Bhd Malaysia [Member] | Evo Air Manufacturing M Sdn Bhd [Member]
Ownership percentage	100.00%